THE WRIGHT MANAGED INCOME TRUST

                            Supplement to Prospectus
                                       of

                     Wright U.S. Treasury Money Market Fund

                                dated May 1, 2004

     The Trustees of The Wright Managed Income Fund have voted to liquidate and terminate the Wright U.S. Treasury Money Market Fund (the "Fund") effective on or about June 25, 2004. Accordingly, as of the date of this Supplement, shares of the Fund are no longer available for purchase by new investors. However, existing shareholders may continue to purchase shares, and reinvestment of dividends on existing shares in accounts which have selected that option will continue. Contact the Principal Underwriter or your broker for the latest information.

May 21, 2004

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                         THE WRIGHT MANAGED INCOME TRUST

                Supplement to Statement of Additional Information
                                       of

                     Wright U.S. Treasury Money Market Fund

                                dated May 1, 2004

     The Trustees of The Wright Managed Income Fund have voted to liquidate and terminate the Wright U.S. Treasury Money Market Fund (the "Fund") effective on or about June 25, 2004. Accordingly, as of the date of this Supplement, shares of the Fund are no longer available for purchase by new investors. However, existing shareholders may continue to purchase shares, and reinvestment of dividends on existing shares in accounts which have selected that option will continue. Contact the Principal Underwriter or your broker for the latest information.

May 21, 2004